Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

6. Stock-Based Compensation

On July 9, 2007, the board of directors and stockholders of the Company approved and adopted the TubeMogul, Inc. 2007 Equity Compensation Plan (the 2007 Plan) that permitted the grant of incentive and nonqualified stock options, stock awards (including restricted stock units), and stock appreciation rights to purchase shares of the common stock of the Company. Under the 2007 Plan, shares of common stock are reserved for the issuance of permitted awards to eligible participants. Options granted generally vest and become exercisable over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Options granted generally are exercisable for up to 10 years from the date of grant. Restricted stock units (RSUs) granted are generally released from restriction over a four-year term from the date of grant, at a rate of 25% after one year, then quarterly on a straight-line basis thereafter.

The Company has authorized and reserved a total of 6,093,703 shares of common stock under the 2007 Plan for the grant of permitted awards to employees, directors, consultants, and other service providers for the Company or related companies. The 2007 Plan terminated effective July 16, 2014, though it continues to govern outstanding awards issued under the 2007 Plan prior to July 16, 2014.

In February 2014, the Company’s board of directors and stockholders approved and adopted the TubeMogul, Inc. 2014 Equity Incentive Plan (the 2014 Plan), and the 2014 Plan became effective on July 16, 2014, the day immediately preceding the Company’s IPO. The 2014 Plan permits the grant of stock options, stock appreciation rights, restricted stock, RSUs, performance awards and other cash-based or stock-based awards. In addition, the 2014 Plan contains a mechanism through which the Company may adopt a deferred compensation arrangement in the future. Under the 2014 Plan, shares of common stock are reserved for the issuance of permitted awards to eligible participants. Options granted will generally vest and become exercisable over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Options granted generally are exercisable for up to 10 years from the date of grant. RSUs granted will generally be released from restriction over a four year term from the date of grant, at a rate of 25% after one year, then quarterly on a straight-line basis thereafter.

The Company initially authorized and reserved a total of 2,500,000 shares of common stock under the 2014 Plan for the grant of permitted awards. This reserve automatically increased on January 1, 2015 by 1,491,894 shares and will continue to increase on each subsequent anniversary through 2024, by an amount equal to the smaller of (a) five percent (5%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31; and (b) an amount determined by the Company’s board of directors. This reserve may also be increased by up to an additional 4,975,000 shares, to include (a) any shares remaining available for grant under the 2007 Plan at the time of its termination; and (b) shares that would otherwise be returned to the 2007 Plan, upon the expiration or termination of awards granted under that plan.

Shares subject to awards which expire or are cancelled or forfeited will again become available for issuance under the 2014 Plan.

The shares available under the 2014 Plan will not be reduced by awards settled in cash. The shares available under the 2014 Plan will be reduced by shares withheld to satisfy tax withholding obligations with respect to stock options and stock appreciation rights. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under the 2014 Plan.

For purposes of the tables below, the 2007 Plan and the 2014 Plan are collectively referred to as the “Plan.” The following table summarizes the Plan’s stock option activity:

	Outstanding number of shares	Weighted- average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
Balance at December 31, 2014	5,166,223	$5.32	7.75	$83,132
Options granted	40,000	15.18
Options exercised	(223,862)	0.88
Options canceled	(23,218)	2.41

Balance at March 31, 2015	4,959,143	$5.62	7.60	$45,005

Options exercisable and vested at March 31, 2015	2,386,525	$1.40	6.21	$29,879
Options vested and expected to vest at March 31, 2015	4,775,924	$5.45	7.54	$44,020

The weighted average fair value of options granted was $4.51 and $9.78 for the three months ended March 31, 2014 and 2015, respectively. The aggregate intrinsic value of options exercised was $7.2 million and $3.0 million for the three months ended March 31, 2014 and 2015, respectively.

At March 31, 2015, there was approximately $11.9 million of total unrecognized compensation cost related to unvested options granted under the compensation plan. The remaining unrecognized compensation cost is expected to be recognized over the weighted average remaining vesting period of approximately 2.38 years at March 31, 2015.

The fair value of options granted to employees is estimated on the date of grant and to non-employees at each measurement period using the Black-Scholes-Merton option valuation model. This stock-based compensation expense valuation model requires the Company to make assumptions and judgments regarding the variables used in the calculation. These variances include the expected term (weighted average period of time that the options granted are expected to be outstanding), the expected volatility of the Company’s common stock, expected risk-free interest rate, expected dividends. To the extent actual results differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. The Company uses the simplified calculation of expected term, as the Company does not have sufficient historical data to use any other method to estimate expected term. Expected volatility is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of the Company. The expected risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. Expected forfeitures are based on the Company’s historical experience.

The following assumptions were used to calculate the fair value of options for employees:

	Three Months Ended March 31,
	2014	2015
Risk-free interest rate	1.8% to1.98%	1.8%
Dividend yield	— %	— %
Volatility	66% to 67%	70%
Expected term	5.9 to 6.4 years	6.5 years

The following table summarizes the Plan’s RSUs activity:

	Outstanding number of shares	Weighted- Average Grant Date Fair Value	Weighted average remaining contractual life
Balance at December 31, 2014	998,145	$10.99	$6.53
RSUs granted	343,830	15.46	6.86
RSUs released	(91,469)	10.13	—
RSUs canceled	(48,193)	11.24	—

Balance at March 31, 2015	1,202,313	$13.06	$5.96

The fair value of RSUs granted to employees is estimated on the date of grant and to non-employees at each measurement period using the fair value of the underlying common stock.

At March 31, 2015, there was approximately $14.5 million of total unrecognized compensation cost related to unvested RSUs granted under the compensation plan. The remaining unrecognized compensation cost is expected to be recognized over the weighted average remaining vesting period of approximately 3.41 years at March 31, 2015.

The following table summarizes the effects of stock-based compensation in the Company’s accompanying condensed consolidated statements of operations:

	Three Months Ended March 31,
	2014	2015
Research and development	$102	$642
Sales and marketing	140	709
General and administrative	174	1,050

Total stock-based compensation	$416	$2,401

In February 2014, the Company’s board of directors adopted and the stockholders approved the Company’s 2014 Employee Stock Purchase Plan (the ESPP), which became effective on July 17, 2014. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The administrator may, in its discretion, modify the terms of offering periods. Due to the timing of the IPO, the first offering period started July 17, 2014 and ended on February 16, 2015. At the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last day of the offering period. During Q1 2015, 121,153 shares were purchased under the ESPP.

7. Stock-Based Compensation

On July 9, 2007, the board of directors and stockholders of the Company approved and adopted the TubeMogul, Inc. 2007 Equity Compensation Plan (the “2007 Plan”) that permitted the grant of incentive and nonqualified stock options, stock awards (including restricted stock units), and stock appreciation rights to purchase shares of the common stock of the Company. Under the 2007 Plan, shares of common stock are reserved for the issuance of permitted awards to eligible participants. Options granted generally vest and become exercisable over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Options granted generally are exercisable for up to 10 years from the date of grant. Restricted stock units (RSUs) granted are generally released from restriction over a four-year term from the date of grant, at a rate of 25% after one year, then quarterly on a straight-line basis thereafter. Common shares purchased or issued under the 2007 Plan are subject to certain restrictions.

The Company has authorized and reserved a total of 6,093,703 shares of common stock under the 2007 Plan for the grant of permitted awards to employees, directors, consultants, and other service providers for the Company or related companies. The 2007 Plan terminated effective July 18, 2014, though it continues to govern outstanding awards issued under the 2007 Plan prior to July 18, 2014.

In February 2014, the Company’s board of directors and stockholders approved and adopted the TubeMogul, Inc. 2014 Equity Incentive Plan (2014 Plan), and the 2014 Plan became effective on July 16, 2014, the day immediately preceding the Company’s IPO. The 2014 Plan permits the grant of stock options, stock appreciation rights, restricted stock, RSUs, performance awards and other cash-based or stock-based awards. In addition, the 2014 Plan contains a mechanism through which the Company may adopt a deferred compensation arrangement in the future. Under the 2014 Plan, shares of common stock are reserved for the issuance of permitted awards to eligible participants. Options granted will generally vest and become exercisable over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Options granted generally are exercisable for up to 10 years from the date of grant. RSUs granted will generally be released from restriction over a four-year term from the date of grant, at a rate of 25% after one year, then quarterly on a straight-line basis thereafter.

The Company has initially authorized and reserved a total of 2,500,000 shares of common stock under the 2014 Plan for the grant of permitted awards. This reserve will automatically increase on January 1, 2015 and each subsequent anniversary through 2024, by an amount equal to the smaller of (a) five percent (5%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31; and (b) an amount determined by the Company’s board of directors. This reserve also will be increased by up to an additional 4,975,000 shares, to include (a) any shares remaining available for grant under the 2007 Plan at the time of its termination; and (b) shares that would otherwise be returned to the 2007 Plan, upon the expiration or termination of awards granted under that plan.

Shares subject to awards which expire or are cancelled or forfeited will again become available for issuance under the 2014 Plan.

The shares available under the 2014 Plan will not be reduced by awards settled in cash. The shares available under the 2014 Plan will be reduced by shares withheld to satisfy tax withholding obligations with respect to stock options and stock appreciation rights. The gross number of shares issued upon the exercise of stock appreciation rights or options exercised by means of a net exercise or by tender of previously owned shares will be deducted from the shares available under the 2014 Plan.

For purposes of the tables below, the 2007 Plan and the 2014 Plan are collectively referred to as the “Plan”. The following table summarizes the Plan’s stock option activity:

	Outstanding number of shares	Weighted- average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
Balance at December 31, 2013	4,290,057	$1.28	8.00	$24,973
Options granted	1,403,056	16.22
Options exercised	(372,022)	1.02
Options canceled	(154,868)	2.33

Balance at December 31, 2014	5,166,223	$5.32	7.75	$83,132

Options exercisable and vested at December 31, 2014	2,405,749	$0.96	6.25	$49,209
Options vested and expected to vest at December 31, 2014	4,987,024	$5.17	7.70	$81,027

The weighted average fair value of options granted was $1.08, $2.64, and $9.87 for the years ended December 31, 2012, 2013, and 2014, respectively. The aggregate intrinsic value of options exercised was $969, $7.4 million, and $2.9 for the years ended December 31, 2012, 2013 and 2014, respectively.

The fair value of options granted to employees is estimated on the date of grant and to non-employees at each measurement period using the Black-Scholes-Merton option valuation model. This stock-based compensation expense valuation model requires the Company to make assumptions and judgments regarding the variables used in the calculation. These variances include the expected term (weighted average period of time that the options granted are expected to be outstanding), the expected volatility of the Company’s common stock, expected risk-free interest rate, expected dividends. To the extent actual results differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. The Company uses the simplified calculation of expected term, as the Company does not have sufficient historical data to use any other method to estimate expected term. Expected volatility is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of the Company. The expected risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. Expected forfeitures are based on the Company’s historical experience.

The following assumptions were used to calculate the fair value of options for employees:

Years Ended December 31,
	2012	2013	2014
Risk-free interest rate	0.81% to 1.12%	1.18% to 1.98%	1.7% to 2.0%
Dividend yield	— %	— %	— %
Volatility	68% to 71%	68% to 69%	66% to 71%
Expected term	5.8 to 6.1 years	5.5 to 6.6 years	5.6 to 6.4 years

The following table summarizes the Plan’s RSUs activity:

	Outstanding number of shares	Weighted- Average Grant Date Fair Value	Weighted average remaining contractual life
Balance at December 31, 2013	—	$—	—
RSUs granted	1,090,945	11.80	6.53
RSUs canceled	(92,800)	9.28	—

Balance at December 31, 2014	998,145	$10.99	6.53

The fair value of RSUs granted to employees is estimated on the date of grant and to non-employees at each measurement period using the fair value of the underlying common stock.

At December 31, 2014, there was approximately $23.0 million of total unrecognized compensation cost related to unvested stock-based compensation arrangements granted under the Plan. The remaining unrecognized compensation cost is expected to be recognized over the weighted average remaining vesting period of approximately 3.5 years at December 31, 2014.

In November 2014, the Company granted market-based performance options for a total of 385,035 shares under the Plan subject to vesting based upon the Company’s achievement of certain market valuations. The vesting conditions are as follows:

Vesting Condition	Number of Options Vested	Achievement of Market Capitalization	Derived Service Period	Vesting period	Period of Expense Recognition
A	154,014 shares	The Company obtains a $700 million market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company’s stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.	18 months	Equal monthly installments over 24 months, beginning one month after the vesting condition is met	42 months
B	231,021 shares	The Company obtains a $1 billion market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company’s stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.	29 months	Equal monthly installments over 24 months, beginning one month after the vesting condition is met	53 months

The options have an exercise price of $17.04 per share and expire in 10 years. The fair value of the awards subject to market conditions was $4.6 million which will be recognized over the requisite service period and was estimated using a Monte Carlo simulation model with the following assumptions used to estimate the fair value thereof:

Year Ended December 31, 2014
Risk-free interest rate	2.41%
Dividend yield	—%
Volatility	73%
Expected term	10 years

Both the Black-Scholes and the Monte Carlo simulation fair value models require the use of highly subjective and complex assumptions, including the expected term of the award and the price volatility of the underlying stock. Changes in the Black-Scholes and the Monte Carlo valuation assumptions and our related estimates may change the fair value for stock-based compensation and the related expense recognized.

The following table summarizes the effects of stock-based compensation in the Company’s accompanying consolidated statements of operations:

	Years Ended Ended December 31,
	2012	2013	2014
Research and development	$159	$206	$1,094
Sales and marketing	92	230	1,058
General and administrative	179	325	1,391

Total stock-based compensation	$430	$761	$3,543

In July 2014, the Company’s board of directors adopted and the stockholders approved the Company’s 2014 Employee Stock Purchase Plan (ESPP). The ESPP allows eligible employees to purchase shares of the Company’s common stock through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The administrator may, in its discretion, modify the terms of offering periods. Due to the timing of the IPO, the first offering period started July 17, 2014 and will end on February 16, 2015. At the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last day of the offering period. As of December 31, 2014 the Company had 750,000 shares available for sale under the ESPP. The ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year, equal to the least of (a) two percent of the number of shares of Stock issued and outstanding on the immediately preceding fiscal year, or (b) an amount determined by the Board.